Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 292 to the Registration Statement of the Trust on Form N-1A, which is being filed to add the PIMCO Short-Term Floating NAV Portfolio III to the Private Account Portfolio Series and to make non-material changes to an Offering Memorandum and Offering Memorandum Supplement of the Trust’s Private Account Portfolio Series, each dated July 31, 2011, as supplemented to date.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3464.

Sincerely,

/s/ Adam T. Teufel

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